Unaudited Condensed Statements of Changes In Shareholders’ Equity - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 26, 2021
Balance (in Shares) at Jan. 26, 2021				[1]
Issuance of Class B ordinary share to initial shareholders			$ 863		24,137		25,000
Issuance of Class B ordinary share to initial shareholders (in Shares)	[1]		8,625,000
Net loss						(16,114)	(16,114)
Balance at Mar. 31, 2021			$ 863		24,137	(16,114)	8,886
Balance (in Shares) at Mar. 31, 2021			8,625,000	[1]
Balance at Jan. 26, 2021
Balance (in Shares) at Jan. 26, 2021				[1]
Net loss							(64,864)
Balance at Sep. 30, 2021		$ 139	$ 863		4,825,389	(64,864)	4,761,527
Balance (in Shares) at Sep. 30, 2021		1,386,989	8,625,000	[1]
Balance at Jan. 26, 2021
Balance (in Shares) at Jan. 26, 2021				[1]
Issuance of Class B ordinary share to initial shareholders			$ 863		24,137		25,000
Issuance of Class B ordinary share to initial shareholders (in Shares)			8,625,000
Sale of 6,845,000 Private Placement Warrants, net of offering costs					6,831,701		6,831,701
Capital contribution for sale of Class B shares to Anchor Investors					9,680,125		9,680,125
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs		$ 139			12,756,833		12,756,972
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs (in Shares)		1,386,989
Allocated discount and offering costs					11,025,229		11,025,229
Forfeiture of 381,250 Class B founder shares			$ (38)		38
Forfeiture of 381,250 Class B founder shares (in Shares)			(381,250)
Remeasurement of exercised over-allotment option					87,830		87,830
Remeasurement of Class A ordinary shares subject to redemption					(36,815,188)		(36,815,188)
Net loss						(315,511)	(315,511)
Balance at Dec. 31, 2021		$ 139	$ 825		3,590,706	(315,511)	3,276,159
Balance (in Shares) at Dec. 31, 2021		1,386,989	8,243,750
Balance at Mar. 31, 2021			$ 863		24,137	(16,114)	8,886
Balance (in Shares) at Mar. 31, 2021			8,625,000	[1]
Net loss						(3,774)	(3,774)
Balance at Jun. 30, 2021			$ 863		24,137	(19,888)	5,112
Balance (in Shares) at Jun. 30, 2021			8,625,000	[1]
Sale of 6,845,000 Private Placement Warrants, net of offering costs					6,236,701		6,236,701
Capital contribution for sale of Class B shares to Anchor Investors					9,680,125		9,680,125
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs		$ 139			12,756,833		12,756,972
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs (in Shares)		1,386,989		[1]
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs					10,043,226		10,043,226
Fair value of over-allotment at issuance					281,301		281,301
Remeasurement of Class A ordinary shares subject to redemption					(34,196,934)		(34,196,934)
Net loss						(44,976)	(44,976)
Balance at Sep. 30, 2021		$ 139	$ 863		4,825,389	(64,864)	4,761,527
Balance (in Shares) at Sep. 30, 2021		1,386,989	8,625,000	[1]
Balance at Dec. 31, 2021		$ 139	$ 825		3,590,706	(315,511)	3,276,159
Balance (in Shares) at Dec. 31, 2021		1,386,989	8,243,750
Net loss						(320,455)	(320,455)
Balance at Mar. 31, 2022		$ 139	$ 825		3,590,706	(635,966)	2,955,704
Balance (in Shares) at Mar. 31, 2022		1,386,989	8,243,750
Balance at Dec. 31, 2021		$ 139	$ 825		3,590,706	(315,511)	3,276,159
Balance (in Shares) at Dec. 31, 2021		1,386,989	8,243,750
Net loss							(950,023)
Balance at Sep. 30, 2022		$ 139	$ 825		1,598,095	(1,265,534)	333,525
Balance (in Shares) at Sep. 30, 2022		1,386,989	8,243,750
Balance at Mar. 31, 2022		$ 139	$ 825		3,590,706	(635,966)	2,955,704
Balance (in Shares) at Mar. 31, 2022		1,386,989	8,243,750
Remeasurement of Class A ordinary shares subject to redemption					(501,556)		(501,556)
Net loss						(108,680)	(108,680)
Balance at Jun. 30, 2022		$ 139	$ 825		3,089,150	(744,646)	2,345,468
Balance (in Shares) at Jun. 30, 2022		1,386,989	8,243,750
Remeasurement of Class A ordinary shares subject to redemption					(1,491,055)		(1,491,055)
Net loss						(520,888)	(520,888)
Balance at Sep. 30, 2022		$ 139	$ 825		$ 1,598,095	$ (1,265,534)	$ 333,525
Balance (in Shares) at Sep. 30, 2022		1,386,989	8,243,750

[1]	This number includes up to 1,125,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6 and Note 8). On October 29, 2021, as a result of the partial exercise of the over-allotment option, the Sponsor forfeited 381,250 of these shares and the remaining Class B ordinary shares are no longer subject to forfeiture (see Note 8).